Related party transactions (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Transactions with Affiliated Companies

Transactions with affiliated companies for each of the three years in the period ended March 31, 2014 and the related balances at March 31, 2012, 2013 and 2014 were as follows:

	2012	2013	2014
	Millions of yen
Operating revenues	¥25,788	¥26,001	¥31,372

Operating expenses	¥104,435	¥105,295	¥109,817

Receivables	¥14,225	¥17,257	¥24,254

Payables	¥83,559	¥89,623	¥105,341